PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 43.4%
Financials 21.2%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	115,000	110,479
American Express Company
6.21%, 07/26/28 (a)	64,000	64,266
AON North America, Inc.
5.45%, 03/01/34	90,000	94,321
5.75%, 03/01/54	63,000	66,741
Apollo Global Management, Inc.
5.80%, 05/21/54	85,000	90,581
Ares Capital Corporation
7.00%, 01/15/27	80,000	83,232
Banco Santander, S.A.
9.63%, (100, 05/21/33) (b) (c)	100,000	117,875
6.42%, (SOFR + 1.12%), 07/15/28 (a) (c)	200,000	200,193
Bank of America Corporation
4.27%, 07/23/29	233,000	232,498
3.19%, 07/23/30	23,000	21,774
2.59%, 04/29/31	55,000	49,907
5.47%, 01/23/35	110,000	115,668
Bank of New York Mellon Corporation, The
5.50%, 03/13/26 (a)	250,000	249,464
6.47%, 10/25/34	132,000	149,390
Bank of Nova Scotia, The
5.25%, 12/06/24 (c)	70,000	69,999
6.42%, 08/01/29 (a)	111,000	111,041
Barclays PLC
9.63%, (100, 12/15/29) (b) (c)	125,000	140,781
6.56%, (SOFR + 1.49%), 03/12/28 (a) (c)	90,000	90,752
BlackRock Funding, Inc.
5.25%, 03/14/54	52,000	53,906
5.35%, 01/08/55	52,000	54,723
Blackstone Private Credit Fund
3.25%, 03/15/27	38,000	36,227
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (d)	15,000	15,409
Citigroup Inc.
7.13%, (100, 08/15/29) (b)	180,000	187,642
4.93%, 08/06/26	50,000	50,760
Credit Suisse AG
7.95%, 01/09/25	24,000	24,197
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (d)	100,000	100,061
5.80%, (SOFR + 0.96%), 09/25/27 (a) (d)	150,000	150,148
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	150,000	156,203
F&G Global Funding
2.00%, 09/20/28 (d)	60,000	53,324
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	255,000	255,750
4.13%, 08/17/27	13,000	12,682
3.82%, 11/02/27	105,000	101,069
7.35%, 11/04/27	103,000	109,475
6.13%, 03/08/34	50,000	50,532
Franklin BSP Capital Corporation
7.20%, 06/15/29 (d)	35,000	35,874
Freedom Mortgage Corporation
9.25%, 02/01/29 (d)	17,000	17,685
9.13%, 05/15/31 (d)	59,000	60,599
General Motors Financial Company, Inc.
6.60%, 05/08/27 (a)	110,000	110,149
Global Atlantic Financial Company
7.95%, 10/15/54 (d)	113,000	117,842
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (b)	99,000	99,605
7.50%, (100, 05/10/29) (b)	180,000	191,212
Golub Capital Private Credit Fund
5.80%, 09/12/29 (d)	90,000	89,678
Hartford Financial Services Group, Inc. , The
2.90%, 09/15/51	46,000	31,167
Intesa Sanpaolo SPA
7.80%, 11/28/53 (d)	55,000	65,969
7.78%, 06/20/54 (d)	60,000	67,946
John Deere Capital Corporation
5.74%, (SOFR + 0.60%), 06/11/27 (a)	90,000	90,037
5.05%, 06/12/34	54,000	56,333
JPMorgan Chase & Co.
2.01%, 03/13/26	72,000	71,024
6.07%, 10/22/27	110,000	114,082
6.21%, (SOFR + 0.92%), 04/22/28 (a)	61,000	61,108
2.07%, 06/01/29	84,000	77,720
4.20%, 07/23/29	92,000	91,665
2.74%, 10/15/30	85,000	78,807
5.34%, 01/23/35	122,000	127,509
5.77%, 04/22/35	72,000	77,554
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	79,000	79,296
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (d)	16,000	16,651
6.50%, 03/26/31 (d)	42,000	44,261
Markel Group Inc.
6.00%, (100, 06/01/25) (b)	85,000	84,884
MassMutual Global Funding II
6.05%, (SOFR + 0.74%), 04/09/27 (a) (d)	200,000	200,050
Morgan Stanley
0.99%, 12/10/26	75,000	71,925
6.33%, (SOFR + 1.02%), 04/13/28 (a)	180,000	180,658
3.62%, 04/01/31	22,000	21,119
6.63%, 11/01/34	85,000	96,267
5.83%, 04/19/35	58,000	62,316
Morgan Stanley Bank, National Association
6.09%, (SOFR + 0.86%), 05/26/28 (a) (e)	250,000	250,359
National Securities Clearing Corporation
5.10%, 11/21/27 (d)	105,000	107,969
NatWest Markets PLC
6.37%, (SOFR + 1.14%), 05/17/29 (a) (d)	200,000	200,747
New York Life Global Funding
4.85%, 01/09/28 (d)	155,000	158,616
1.20%, 08/07/30 (d)	94,000	79,630
5.00%, 01/09/34 (d)	108,000	111,373
Northwestern Mutual Global Funding
4.90%, 06/12/28 (d)	85,000	86,761
RGA Global Funding
5.45%, 05/24/29 (d)	113,000	117,664
Royal Bank of Canada
4.97%, 08/02/30 (c)	138,000	141,365
Standard Chartered PLC
6.41%, (SOFR + 1.17%), 05/14/28 (a) (d)	100,000	100,188
State Street Corporation
6.70%, (100, 03/15/29) (b)	96,000	99,084
6.12%, 11/21/34	50,000	54,562
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	110,000	114,925
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	23,400	23,394
UBS AG
5.80%, 09/11/25	90,000	91,341
Wells Fargo & Company
6.36%, (SOFR + 1.07%), 04/22/28 (a)	180,000	180,826
5.39%, 04/24/34	66,000	68,534
		8,049,400
Utilities 4.2%
Comision Federal De Electricidad, E.P.E.
6.45%, 01/24/35 (d)	110,000	109,698
Duke Energy Corporation
5.80%, 06/15/54	82,000	86,501
Edison International
5.25%, 11/15/28	152,000	156,084
Pacific Gas And Electric Company
3.30%, 12/01/27	36,000	34,746
3.25%, 06/01/31	38,000	34,610
5.90%, 06/15/32 - 10/01/54	124,000	130,862
4.50%, 07/01/40	131,000	117,827
6.75%, 01/15/53	48,000	54,715

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
PG&E Corporation
7.38%, 03/15/55	54,000	56,711
PPL Electric Utilities Corporation
5.00%, 05/15/33	157,000	161,986
4.85%, 02/15/34	43,000	43,973
Public Service Electric And Gas Company
3.10%, 03/15/32	26,000	23,893
4.90%, 12/15/32	86,000	89,023
San Diego Gas & Electric Company
1.70%, 10/01/30	32,000	27,678
5.35%, 04/01/53	82,000	84,217
Southern California Edison Company
5.20%, 06/01/34	96,000	99,520
The AES Corporation
3.30%, 07/15/25 (d)	93,000	91,480
Vistra Operations Company LLC
3.70%, 01/30/27 (d)	80,000	78,322
6.88%, 04/15/32 (d)	63,000	66,321
6.95%, 10/15/33 (d)	52,000	58,665
		1,606,832
Health Care 3.4%
AbbVie Inc.
5.40%, 03/15/54	50,000	53,066
Amgen Inc.
5.15%, 11/15/41	25,000	25,055
5.65%, 03/02/53	67,000	70,569
Centene Corporation
3.00%, 10/15/30	78,000	69,800
CVS Health Corporation
5.88%, 06/01/53	56,000	57,039
Eli Lilly and Company
4.60%, 08/14/34	83,000	84,194
Humana Inc.
5.38%, 04/15/31	83,000	86,308
Quest Diagnostics Incorporated
5.00%, 12/15/34	60,000	60,777
Roche Holdings, Inc.
4.99%, 03/08/34 (d)	200,000	208,393
Smith & Nephew PLC
5.40%, 03/20/34	116,000	120,587
Takeda Pharmaceutical Co Ltd
5.30%, 07/05/34	140,000	146,252
UnitedHealth Group Incorporated
5.88%, 02/15/53	72,000	79,542
5.63%, 07/15/54	86,000	92,298
Universal Health Services, Inc.
4.63%, 10/15/29	85,000	84,433
5.05%, 10/15/34	40,000	39,197
		1,277,510
Energy 3.3%
Blue Racer Midstream, LLC
7.00%, 07/15/29 (d)	19,000	19,762
7.25%, 07/15/32 (d)	12,000	12,605
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	85,000	83,514
3.25%, 01/31/32	10,000	8,946
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	10,000	10,005
6.75%, (100, 05/15/25) (b)	72,000	71,740
7.13%, (100, 05/15/30) (b)	64,000	65,462
8.00%, 05/15/54	64,000	68,600
Enlink Midstream, LLC
6.50%, 09/01/30 (d)	38,000	40,953
5.65%, 09/01/34	42,000	43,215
EQM Midstream Partners, LP
6.38%, 04/01/29 (d)	18,000	18,536
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (d)	40,000	43,111
6.88%, 05/15/34 (d)	37,000	36,907
NGL Energy Operating LLC
8.13%, 02/15/29 (d)	30,000	30,761
8.38%, 02/15/32 (d)	30,000	30,919
Petroleos Mexicanos
10.00%, 02/07/33 (f)	32,000	33,808
Pioneer Natural Resources Company
1.90%, 08/15/30	40,000	35,049
Sunoco LP
7.25%, 05/01/32 (d)	42,000	44,487
Targa Resources Partners LP
5.50%, 03/01/30	40,000	40,700
4.88%, 02/01/31	36,000	35,523
TotalEnergies SE
5.49%, 04/05/54	49,000	50,548
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (d)	162,000	164,210
9.50%, 02/01/29 (d)	118,000	132,666
Western Midstream Operating, LP
5.45%, 11/15/34	119,000	119,394
		1,241,421
Consumer Discretionary 2.7%
Amazon.com, Inc.
3.10%, 05/12/51	35,000	26,073
Carnival Corporation
4.00%, 08/01/28 (d)	31,000	29,921
Home Depot, Inc. , The
4.75%, 06/25/29	63,000	64,834
4.95%, 06/25/34	98,000	101,908
Hyundai Capital America
5.80%, 06/26/25 (d)	85,000	85,637
5.88%, (SOFR + 1.04%), 06/24/27 (a) (d)	104,000	104,122
6.10%, 09/21/28 (d)	110,000	116,108
Las Vegas Sands Corp.
5.90%, 06/01/27	46,000	47,248
6.20%, 08/15/34	27,000	28,291
Lowe`s Companies, Inc.
3.00%, 10/15/50	26,000	17,690
Macy's Retail Holdings
5.88%, 03/15/30 (d)	24,000	23,520
6.13%, 03/15/32 (d) (f)	12,000	11,636
MCE Finance Limited
5.38%, 12/04/29 (d)	40,000	37,531
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (d)	13,764	13,936
Resorts World Las Vegas LLC
4.63%, 04/06/31 (d) (f)	100,000	86,885
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (d)	37,000	37,478
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	4,166	4,148
Tapestry, Inc.
7.85%, 11/27/33 (g)	30,000	32,552
Warnermedia Holdings, Inc.
5.05%, 03/15/42	70,000	57,137
ZF North America Capital, Inc.
4.75%, 04/29/25 (d)	96,000	95,209
		1,021,864
Materials 2.4%
Anglo American Capital PLC
5.75%, 04/05/34 (d)	200,000	208,877
6.00%, 04/05/54 (d)	8,000	8,395
Celanese US Holdings LLC
6.35%, 11/15/28 (g)	45,000	47,536
6.55%, 11/15/30 (g)	116,000	125,099
6.38%, 07/15/32 (g)	56,000	59,900
First Quantum Minerals Ltd
6.88%, 10/15/27 (d)	40,000	39,491
Glencore Funding LLC
5.63%, 04/04/34 (d)	120,000	125,405
Mineral Resources Limited
9.25%, 10/01/28 (d)	42,000	44,606
Newmont Corporation
5.35%, 03/15/34	67,000	70,196
Sonoco Products Company
4.45%, 09/01/26	28,000	28,009
4.60%, 09/01/29	28,000	27,925
5.00%, 09/01/34	40,000	39,606

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
Yara International ASA
7.38%, 11/14/32 (d)	57,000	64,653
		889,698
Industrials 2.3%
Aircastle Limited
5.25%, 08/11/25 (d)	78,000	78,048
Boeing Company, The
7.01%, 05/01/64 (d) (g)	51,000	56,124
Builders FirstSource, Inc.
6.38%, 03/01/34 (d)	46,000	47,778
Burlington Northern Santa Fe, LLC
5.50%, 03/15/55	70,000	75,585
Delta Air Lines, Inc.
7.00%, 05/01/25 (d)	94,000	95,021
GXO Logistics Inc.
6.50%, 05/06/34	105,000	110,783
Honeywell International Inc.
4.70%, 02/01/30	134,000	137,699
Regal Rexnord Corporation
6.05%, 02/15/26 (g)	53,000	53,825
6.40%, 04/15/33 (g)	54,000	57,740
RTX Corporation
6.10%, 03/15/34	41,000	45,299
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (d)	61,000	65,814
XPO, Inc.
6.25%, 06/01/28 (d)	54,000	55,253
		878,969
Information Technology 1.3%
Broadcom Inc.
4.35%, 02/15/30	39,000	38,929
4.55%, 02/15/32	71,000	70,907
4.80%, 10/15/34	46,000	45,960
Cisco Systems, Inc.
4.95%, 02/26/31	38,000	39,716
5.05%, 02/26/34	91,000	95,663
5.30%, 02/26/54	34,000	36,081
Foundry JV Holdco LLC
5.88%, 01/25/34 (d)	40,000	40,757
Hewlett Packard Enterprise Company
5.00%, 10/15/34	130,000	128,605
		496,618
Communication Services 1.3%
Charter Communications Operating, LLC
6.10%, 06/01/29	40,000	41,395
Comcast Corporation
5.30%, 06/01/34 (f)	86,000	90,592
3.75%, 04/01/40	25,000	21,654
5.35%, 05/15/53	25,000	25,565
Cox Communications, Inc.
5.45%, 09/01/34 (d)	70,000	70,867
5.95%, 09/01/54 (d)	66,000	65,905
DIRECTV Financing, LLC
5.88%, 08/15/27 (d)	27,000	26,475
Meta Platforms, Inc.
5.40%, 08/15/54	86,000	90,285
5.55%, 08/15/64	47,000	49,795
		482,533
Consumer Staples 1.0%
Ashtead Capital, Inc.
5.80%, 04/15/34 (d)	100,000	104,464
JBS USA Lux S.A.
7.25%, 11/15/53 (d)	189,000	219,953
Marb Bondco PLC
3.95%, 01/29/31 (d) (f)	70,000	62,054
		386,471
Real Estate 0.3%
GLP Financing, LLC
5.75%, 06/01/28	15,000	15,424
VICI Properties Inc.
3.75%, 02/15/27 (d)	43,000	41,921
4.13%, 08/15/30 (d)	64,000	60,839
		118,184
Total Corporate Bonds And Notes (cost $16,062,743)		16,449,500
GOVERNMENT AND AGENCY OBLIGATIONS 39.6%
Mortgage-Backed Securities 21.5%
Federal Home Loan Mortgage Corporation
2.00%, 04/01/36 - 03/01/52	755,408	633,828
4.00%, 10/01/37 - 01/01/53	332,692	323,384
4.50%, 07/01/38 - 08/01/52	488,764	482,141
3.00%, 11/01/46 - 01/01/52	101,670	91,790
3.50%, 10/01/47 - 04/01/50	147,964	139,564
2.50%, 05/01/50 - 11/01/51	364,108	317,763
5.00%, 09/01/52 - 01/01/53	122,149	122,250
5.50%, 04/01/53 - 05/01/53	103,821	105,357
6.00%, 11/01/53	161,502	165,104
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 06/01/52	790,270	720,980
2.50%, 10/01/35 - 01/01/52	635,076	567,629
4.00%, 10/01/37 - 05/01/52	399,302	389,357
4.50%, 05/01/38 - 08/01/53	322,015	320,211
TBA, 4.00%, 10/15/39 (h)	25,000	24,825
3.50%, 10/01/46 - 04/01/48	170,415	161,008
2.00%, 11/01/50 - 03/01/52	1,230,633	1,026,120
5.00%, 08/01/52 - 06/01/53	342,605	342,763
5.50%, 02/01/53 - 09/01/53	437,579	443,511
TBA, 3.50%, 10/15/54 (h)	50,000	46,576
Government National Mortgage Association
3.00%, 10/20/46 - 04/20/51	327,651	300,094
4.00%, 07/20/47 - 10/20/52	301,607	292,813
4.50%, 12/20/48 - 06/20/53	257,790	255,057
3.50%, 01/20/49 - 07/20/51	144,666	136,897
2.50%, 03/20/51	290,905	256,468
2.00%, 03/20/52	151,927	128,729
5.00%, 10/20/52 - 07/20/53	212,948	213,556
5.50%, 08/20/54	144,724	146,173
		8,153,948
U.S. Treasury Note 11.9%
Treasury, United States Department of
4.38%, 07/15/27 - 05/15/34	730,000	753,734
4.63%, 09/30/28 - 04/30/29	507,000	528,724
3.75%, 12/31/28	118,000	118,811
1.50%, 02/15/30	156,000	140,034
4.88%, 10/31/30	98,000	104,584
4.13%, 07/31/31	654,000	672,292
1.38%, 11/15/31	392,000	335,650
2.88%, 05/15/32	986,600	932,954
2.75%, 08/15/32	46,000	42,988
3.50%, 02/15/33	313,000	307,571
3.88%, 08/15/33	466,000	469,859
4.50%, 11/15/33	80,000	84,488
		4,491,689
U.S. Treasury Bond 5.5%
Treasury, United States Department of
3.75%, 08/15/41	334,000	321,893
2.00%, 11/15/41	28,000	20,584
3.13%, 11/15/41	219,000	193,404
4.63%, 05/15/44	340,000	360,400
4.13%, 08/15/44 (f)	470,000	466,328
2.50%, 02/15/45 - 02/15/46	525,000	398,679
3.00%, 02/15/48	306,000	248,816
1.63%, 11/15/50	56,000	32,918
2.88%, 05/15/52	70,000	54,819
		2,097,841
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (f) (i)	229,000	194,874
Municipal 0.1%
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.84%, 11/01/46	55,000	41,540

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
Sovereign 0.1%
Ministerul Finantelor Publice
5.88%, 01/30/29 (d)	36,000	36,898
Total Government And Agency Obligations (cost $15,890,072)		15,016,790
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.0%
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	43,933	43,823
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	91,280	86,606
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	60,912	61,294
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.55%, (1 Month Term SOFR + 2.45%), 08/15/39 (a)	25,536	25,600
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	28,878	28,543
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	160,000	159,499
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (a)	135,332	113,821
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.23%, 12/08/25	100,000	101,141
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	22,391	22,398
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	200,000	201,739
Dell Equipment Finance Trust 2023-3
Series 2023-A2-3, 6.10%, 06/23/25	60,477	60,675
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	192,000	195,250
Discover Card Execution Note Trust
Series 2022-A-A4, 5.03%, 10/15/25	280,000	281,927
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	33,945	33,594
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	108,000	108,982
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	69,000	69,492
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	335	335
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A3-2, 5.05%, 07/20/26	205,000	205,626
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	91,000	91,691
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A3-3, 4.21%, 12/20/26	147,000	146,922
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	81,759
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	107,000	105,819
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	152,551
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	25,749	25,066
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	31,053	30,141
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	59,509	59,565
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	80,329	80,721
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	138,778
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	315,000	318,576
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	51,146
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (a)	158,046	138,284
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	638	637
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 4.87%, 10/13/33	100,000	99,843
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	101,074	93,664
MVW 2024-2 LLC
Series 2024-A-2A, 4.43%, 03/20/42	173,000	172,846
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 6.74%, 03/15/29 (a)	111,000	110,896
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.69%, (1 Month Term SOFR + 0.60%), 10/15/36 (a)	98,924	97,936
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	150,000	150,211
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (a)	73,519	62,137
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	60,823	61,039
Series 2023-A3-1A, 5.47%, 12/20/26	144,000	146,068
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	55,000	55,629
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	84,541	85,015
Toyota Auto Receivables 2023-C Owner Trust
Series 2023-A2A-C, 5.60%, 08/17/26	61,356	61,485
United Airlines, Inc.
Series 2012-A-2, 4.00%, 10/29/24	21,504	21,450
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (a)	33,111	29,118
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	85,725	85,860
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,647,979)		4,555,198
SENIOR FLOATING RATE INSTRUMENTS 2.8%
Communication Services 1.0%
Charter Communications Operating, LLC
2023 Term Loan B4, 7.33%, (SOFR + 2.00%), 12/02/30 (a)	71,639	70,992
Cimpress Public Limited Company
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	61,992	61,915
Flutter Financing B.V.
Term Loan B, 7.33%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	150,731	150,677
Six Flags Entertainment Corporation
2024 Term Loan B, 7.20%, (SOFR + 2.00%), 04/18/31 (a)	56,429	56,273
UFC Holdings, LLC
2021 Term Loan B, 8.29%, (3 Month SOFR + 2.75%), 04/29/26 (a)	50,645	50,663
		390,520
Financials 0.4%
Delos Aircraft Designated Activity Co
Term Loan, 7.08%, (3 Month Term SOFR + 1.75%), 10/14/27 (a)	49,137	49,356
Jane Street Group, LLC
2024 Term Loan B, 7.58%, (SOFR + 2.50%), 01/26/28 (a)	6,890	6,882
2024 Term Loan B, 7.86%, (SOFR + 2.50%), 01/26/28 (a)	81,651	81,558
		137,796
Industrials 0.4%
Air Canada
2024 Term Loan B, 7.25%, (3 Month Term SOFR + 2.50%), 03/14/31 (a)	55,123	55,192
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 03/27/31 (a)	81,593	81,389
		136,581
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 7.00%, (SOFR + 1.75%), 09/23/30 (a)	4,806	4,753

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
Adient US LLC
2024 Term Loan B2, 8.03%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	50,031	50,045
First Brands Group, LLC
2021 Term Loan, 10.25%, (3 Month Term SOFR + 5.00%), 03/22/27 (a)	11,075	10,944
2022 Incremental Term Loan, 10.51%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	58,541	57,839
		123,581
Materials 0.3%
Ineos Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.60%, (SOFR + 4.25%), 03/09/29 (a)	26,261	26,244
Staples, Inc.
2024 Term Loan B, 10.69%, (SOFR + 5.75%), 08/22/29 (a)	78,010	70,780
		97,024
Utilities 0.2%
Vistra Zero Operating Company, LLC
Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 03/20/31 (a)	86,665	86,860
Information Technology 0.1%
SS&C Technologies Inc.
2024 Term Loan B8, 7.25%, (SOFR + 2.00%), 05/09/31 (a)	47,731	47,723
Health Care 0.1%
Concentra Health Services Inc
Term Loan B, 7.53%, (SOFR + 2.25%), 06/26/31 (a)	23,000	22,943
Total Senior Floating Rate Instruments (cost $1,045,948)		1,043,028
SHORT TERM INVESTMENTS 4.9%
Securities Lending Collateral 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02% (j)	941,298	941,298
Investment Companies 2.4%
State Street U.S. Government Money Market Fund, 4.87% (j)	921,855	921,855
Total Short Term Investments (cost $1,863,152)		1,863,153
Total Investments 102.7% (cost $39,509,894)		38,927,669
Other Derivative Instruments (0.1)%		(20,941)
Other Assets and Liabilities, Net (2.6)%		(989,956)
Total Net Assets 100.0%		37,916,772

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $5,475,364 and 14.4% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of September 30, 2024.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $71,957.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, National Association, 6.09%, 05/26/28	05/28/24	250,000	250,359	0.7

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	1	December 2024	114,564	(2,414)	(283)
United States 2 Year Note	12	January 2025	2,492,674	(4,500)	6,232
United States 5 Year Note	28	January 2025	3,072,244	(11,537)	4,475
United States Long Bond	12	December 2024	1,486,706	(8,250)	3,544
United States Ultra Bond	9	December 2024	1,197,374	(5,847)	470
				(32,548)	14,438
Short Contracts
United States 10 Year Ultra Bond	(21)	December 2024	(2,484,829)	11,607	595

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 87.4%
Energy 14.5%
Aethon United BR LP
7.50%, 10/01/29 (a)	132,000	133,807
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	89,000	89,147
5.38%, 06/15/29 (a)	112,000	110,963
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	316,000	316,131
8.25%, 12/31/28 (a)	24,000	24,577
Baytex Energy Corp.
8.50%, 04/30/30 (a)	87,000	90,204
Bip-V Chinook
5.50%, 06/15/31 (a)	364,000	356,808
Blue Racer Midstream, LLC
6.63%, 07/15/26 (a)	36,000	35,980
7.00%, 07/15/29 (a)	47,000	48,885
7.25%, 07/15/32 (a)	58,000	60,923
Buckeye Partners, L.P.
5.85%, 11/15/43	74,000	66,263
5.60%, 10/15/44	164,000	140,488
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	110,000	98,406
5.95%, 06/30/33	42,000	44,462
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	232,000	232,003
8.38%, 01/15/29 (a)	141,000	146,694
CQP Holdco LP
7.50%, 12/15/33 (a)	160,000	173,597
DT Midstream, Inc.
4.30%, 04/15/32 (a)	30,000	28,049
Enerflex Ltd.
9.00%, 10/15/27 (a)	186,000	192,867
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	424,000	404,920
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	39,000	39,021
6.75%, (100, 05/15/25) (c)	202,000	201,272
8.00%, 05/15/54	67,000	71,816
EQM Midstream Partners, LP
4.13%, 12/01/26	102,000	100,599
7.50%, 06/01/27 (a)	53,000	54,567
6.50%, 07/01/27 (a)	65,000	66,782
4.50%, 01/15/29 (a)	67,000	65,442
6.38%, 04/01/29 (a)	18,000	18,536
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	168,000	167,828
5.75%, 02/01/29 (a)	38,000	36,997
6.00%, 02/01/31 (a)	32,000	31,080
ITT Holdings LLC
6.50%, 08/01/29 (a)	100,000	94,863
Kinetik Holdings LP
5.88%, 06/15/30 (a)	151,000	152,049
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	157,000	157,375
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	101,000	103,562
8.38%, 02/15/32 (a)	205,000	211,276
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	88,000	91,499
6.25%, 02/01/33 (a)	76,000	77,216
SM Energy Company
6.75%, 08/01/29 (a)	74,000	74,292
7.00%, 08/01/32 (a)	60,000	60,259
Southwestern Energy Company
8.38%, 09/15/28	60,000	61,736
5.38%, 02/01/29 - 03/15/30	145,000	144,496
Sunoco LP
4.50%, 05/15/29	58,000	55,711
7.25%, 05/01/32 (a)	56,000	59,316
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	26,000	26,584
Transocean Inc
8.00%, 02/01/27 (a)	186,000	185,918
8.75%, 02/15/30 (a)	32,300	33,683
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	36,000	37,088
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (a)	31,000	28,829
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (c)	129,000	130,760
8.13%, 06/01/28 (a)	86,000	89,655
9.50%, 02/01/29 (a)	179,000	201,247
9.88%, 02/01/32 (a)	95,000	105,570
		5,832,098
Financials 14.3%
Acrisure, LLC
8.25%, 02/01/29 (a)	180,000	185,779
6.00%, 08/01/29 (a)	175,000	168,804
7.50%, 11/06/30 (a)	28,000	28,837
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (a)	98,000	99,145
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	94,000	100,151
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	150,000	142,522
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	158,000	167,070
Corebridge Financial, Inc.
6.88%, 12/15/52	88,000	91,094
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (a)	14,000	13,982
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	134,000	132,001
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (d)	200,000	214,750
8.50%, 05/15/30 (a)	67,000	70,603
Ford Motor Credit Company LLC
7.20%, 06/10/30	75,000	80,797
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	95,000	95,927
6.63%, 01/15/27 (a)	40,000	40,084
9.25%, 02/01/29 (a)	114,000	118,592
12.25%, 10/01/30 (a)	86,000	96,340
9.13%, 05/15/31 (a)	35,000	35,948
GGAM Finance Ltd.
5.88%, 03/15/30 (a)	72,000	72,164
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	115,000	119,928
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (c)	105,000	105,642
7.50%, (100, 05/10/29) (c)	120,000	127,475
HUB International Limited
5.63%, 12/01/29 (a)	54,000	52,964
Icahn Enterprises L.P.
6.25%, 05/15/26	194,000	192,440
4.38%, 02/01/29	98,000	85,647
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (e)	23,000	22,984
Jane Street Group, LLC
7.13%, 04/30/31 (a)	183,000	193,939
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (a)	23,000	23,936
8.13%, 03/30/29 (a)	214,000	226,565
6.50%, 03/26/31 (a)	45,000	47,422
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	99,000	98,865
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	292,000	280,271
OneMain Finance Corporation
7.13%, 03/15/26	92,000	93,989
3.50%, 01/15/27	102,000	97,471
6.63%, 01/15/28	27,000	27,505
5.38%, 11/15/29	81,000	77,801
7.88%, 03/15/30	51,000	53,341
4.00%, 09/15/30	142,000	126,419

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
7.50%, 05/15/31	68,000	70,018
Osaic Holdings, Inc.
10.75%, 08/01/27 (a)	117,000	118,994
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	210,000	209,775
4.25%, 02/15/29 (a)	181,000	172,776
5.75%, 09/15/31 (a)	132,000	129,373
PRA Group, Inc.
8.38%, 02/01/28 (a)	199,000	206,492
8.88%, 01/31/30 (a)	136,000	141,549
Stena International S.A.
7.63%, 02/15/31 (a)	182,000	191,245
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	80,000	85,873
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	79,200	79,179
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	132,000	126,647
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a) (f)	128,000	125,097
6.38%, 02/01/30 (a) (f)	100,000	85,853
		5,752,065
Consumer Discretionary 12.2%
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	23,000	22,995
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	249,000	252,272
Carnival Corporation
4.00%, 08/01/28 (a)	817,000	788,552
Clarios Global LP
8.50%, 05/15/27 (a)	113,000	113,513
Dana Incorporated
5.38%, 11/15/27	27,000	26,820
5.63%, 06/15/28 (f)	58,000	56,916
4.50%, 02/15/32	117,000	103,732
EG Global Finance PLC
12.00%, 11/30/28 (a)	230,000	256,484
Ford Motor Company
9.63%, 04/22/30	40,000	47,351
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (a) (e)	55,000	54,071
International Game Technology PLC
5.25%, 01/15/29 (a)	71,000	70,700
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	234,000	227,418
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	91,000	91,056
5.50%, 07/15/29 (a)	94,000	92,712
Macy's Retail Holdings
6.13%, 03/15/32 (a)	160,000	155,149
4.50%, 12/15/34	34,000	28,503
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	331,000	322,402
MCE Finance Limited
5.38%, 12/04/29 (a)	286,000	268,344
Odeon Finco PLC
12.75%, 11/01/27 (a)	111,000	116,575
PetSmart, LLC
7.75%, 02/15/29 (a)	130,000	128,235
PM General Purchaser LLC
9.50%, 10/01/28 (a)	245,000	249,379
QVC, Inc.
4.45%, 02/15/25	132,000	130,950
6.88%, 04/15/29 (a) (f)	163,000	135,273
Resorts World Las Vegas LLC
4.63%, 04/16/29 (a)	135,000	121,733
8.45%, 07/27/30 (a)	140,000	147,841
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	87,000	89,191
Staples, Inc.
10.75%, 09/01/29 (a)	130,000	126,187
Tenneco Inc.
8.00%, 11/17/28 (a)	161,000	148,762
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	111,000	109,578
10.50%, 05/15/29 (a)	93,000	93,466
Wynn Macau, Limited
5.13%, 12/15/29 (a)	184,000	172,757
ZF North America Capital, Inc.
6.88%, 04/23/32 (a)	143,000	143,346
		4,892,263
Communication Services 11.1%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	135,000	130,726
Altice Financing S.A.
5.75%, 08/15/29 (a)	345,000	278,055
Altice France Holding S.A.
8.13%, 02/01/27 (a)	205,000	166,429
AMC Networks, Inc.
10.25%, 01/15/29 (a)	113,413	116,787
Cable One, Inc.
4.00%, 11/15/30 (a) (f)	250,000	198,986
CCO Holdings, LLC
4.75%, 03/01/30 - 02/01/32 (a)	290,000	257,818
4.25%, 02/01/31 - 01/15/34 (a)	140,000	121,477
4.50%, 05/01/32	179,000	154,714
Charter Communications Operating, LLC
5.25%, 04/01/53	235,000	191,600
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	27,000	24,153
9.00%, 09/15/28 (a)	115,000	122,260
7.50%, 06/01/29 (a)	127,000	109,265
CMG Media Corporation
8.88%, 12/15/27 (a)	94,000	55,794
Connect Finco SARL
6.75%, 10/01/26 (a)	114,000	114,000
9.00%, 09/15/29 (a)	200,000	193,341
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	260,000	254,941
8.88%, 02/01/30 (a)	59,000	59,439
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	163,000	173,289
8.63%, 03/15/31 (a)	75,000	80,913
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	106,000	106,769
Gray Television, Inc.
5.38%, 11/15/31 (a)	91,000	56,823
Iliad Holding
7.00%, 10/15/28 (a)	93,000	94,661
8.50%, 04/15/31 (a)	89,000	95,774
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	401,000	385,317
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	245,000	223,913
Level 3 Financing, Inc.
4.50%, 04/01/30 (a)	165,000	129,206
10.75%, 12/15/30 (a)	90,000	98,860
Liberty Media Corporation
8.25%, 02/01/30	145,000	75,142
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (a)	98,000	101,670
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	29,000	28,730
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a)	30,000	28,622
Sprint Capital Corporation
6.88%, 11/15/28	59,000	64,415
Sprint LLC
7.63%, 03/01/26	16,000	16,523
Telesat Canada
5.63%, 12/06/26 (a)	187,000	89,097
Wayfair LLC
7.25%, 10/31/29 (a)	35,000	35,848
		4,435,357

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
Industrials 9.4%
Air Canada
3.88%, 08/15/26 (a)	152,000	148,057
American Airlines, Inc.
5.75%, 04/20/29 (a)	95,000	94,877
Boeing Company, The
7.01%, 05/01/64 (a) (g)	175,000	192,583
Bombardier Inc.
7.88%, 04/15/27 (a)	25,000	25,069
8.75%, 11/15/30 (a)	87,000	95,532
7.25%, 07/01/31 (a)	99,000	104,783
7.00%, 06/01/32 (a) (f)	54,000	56,475
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	255,000	235,616
Cimpress NV
7.38%, 09/15/32 (a)	159,000	160,427
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	70,000	70,760
Equipmentshare.Com Inc
8.00%, 03/15/33 (a)	52,000	53,239
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	171,000	179,652
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	95,000	97,762
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	76,000	79,040
Imola Merger Corporation
4.75%, 05/15/29 (a)	164,000	160,050
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	187,000	185,858
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	93,000	92,947
Labl, Inc.
8.63%, 10/01/31 (a)	200,000	198,655
Lightning Power LLC
7.25%, 08/15/32 (a)	120,000	125,999
Rand Parent LLC
8.50%, 02/15/30 (a) (f)	128,000	130,397
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	237,000	255,705
The Manitowoc Company, Inc.
9.25%, 10/01/31 (a)	129,000	132,229
TransDigm Inc.
6.75%, 08/15/28 (a)	89,000	91,688
6.38%, 03/01/29 (a)	115,000	118,608
6.63%, 03/01/32 (a)	115,000	119,859
6.00%, 01/15/33 (a)	50,000	50,709
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	95,000	94,508
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	112,000	114,116
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	52,000	54,214
Wesco Distribution, Inc.
6.38%, 03/15/29 (a)	68,000	70,275
6.63%, 03/15/32 (a)	68,000	70,798
XPO, Inc.
6.25%, 06/01/28 (a)	90,000	92,089
		3,752,576
Consumer Staples 6.7%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	59,000	59,233
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	193,000	198,142
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	130,000	130,217
4.63%, 06/01/28 (a)	105,000	98,464
7.88%, 02/15/31 (a)	95,000	97,106
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	125,000	127,786
Coty Inc.
6.63%, 07/15/30 (a)	90,000	93,507
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	46,000	45,712
JBS USA Lux S.A.
7.25%, 11/15/53 (a)	86,000	100,085
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	139,000	146,221
Marb Bondco PLC
3.95%, 01/29/31 (a)	443,000	392,711
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	130,000	127,267
Performance Food Group, Inc.
4.25%, 08/01/29 (a)	150,000	142,588
Pilgrim's Pride Corporation
4.25%, 04/15/31	351,000	332,525
3.50%, 03/01/32	32,000	28,412
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	123,000	123,019
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	200,000	198,670
Smithfield Foods, Inc.
2.63%, 09/13/31 (a)	34,000	28,817
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (f)	206,000	196,475
		2,666,957
Information Technology 5.7%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	110,000	106,450
AMS-Osram AG
12.25%, 03/30/29 (a)	180,000	191,024
Central Parent Inc.
8.00%, 06/15/29 (a)	95,000	98,841
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	100,000	99,526
9.00%, 09/30/29 (a)	95,000	96,688
8.25%, 06/30/32 (a)	78,000	81,534
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	72,000	70,944
5.95%, 06/15/30 (a)	178,000	181,415
Entegris, Inc.
4.38%, 04/15/28 (a)	101,000	97,503
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (a)	62,000	65,446
Helios Software Holdings, Inc.
4.63%, 05/01/28 (a)	31,000	28,591
8.75%, 05/01/29 (a)	200,000	204,370
NCR Voyix Corporation
5.13%, 04/15/29 (a)	30,000	29,343
Open Text Corporation
3.88%, 02/15/28 (a)	171,000	163,249
3.88%, 12/01/29 (a)	129,000	119,990
4.13%, 02/15/30 - 12/01/31 (a)	200,000	186,451
Rocket Software, Inc.
9.00%, 11/28/28 (a)	71,000	74,084
6.50%, 02/15/29 (a) (f)	37,000	35,196
Seagate HDD Cayman
4.13%, 01/15/31	31,000	28,659
ViaSat, Inc.
5.63%, 09/15/25 (a)	209,000	205,760
7.50%, 05/30/31 (a) (f)	178,000	122,550
		2,287,614
Health Care 5.4%
DaVita Inc.
4.63%, 06/01/30 (a)	207,000	197,013
3.75%, 02/15/31 (a)	120,000	108,119
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (f)	142,000	133,212
IQVIA Inc.
5.00%, 05/15/27 (a)	105,000	104,350
Lifepoint Health, Inc.
9.88%, 08/15/30 (a)	180,000	198,284
10.00%, 06/01/32 (a)	93,000	102,444
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	246,000	232,891

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
Organon & Co.
5.13%, 04/30/31 (a) (f)	136,000	127,986
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (f)	206,000	200,230
Perrigo Finance Unlimited Company
4.38%, 03/15/26	27,000	27,000
Radiology Partners, Inc.
8.50%, 01/31/29 (a) (e)	60,000	59,561
Tenet Healthcare Corporation
4.63%, 06/15/28 (b)	34,000	33,399
4.25%, 06/01/29	218,000	210,387
4.38%, 01/15/30	50,000	47,997
6.13%, 06/15/30	102,000	103,720
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	70,000	67,299
4.75%, 05/09/27	231,000	227,652
		2,181,544
Materials 4.2%
Avient Corporation
6.25%, 11/01/31 (a)	46,000	47,165
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)	200,000	204,020
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (a)	95,000	96,057
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	157,000	155,001
8.63%, 06/01/31 (a)	130,000	130,219
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a)	161,000	150,240
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	219,000	213,030
Mercer International Inc.
12.88%, 10/01/28 (a)	34,000	35,699
5.13%, 02/01/29	156,000	132,982
Mineral Resources Limited
8.13%, 05/01/27 (a)	28,000	28,279
9.25%, 10/01/28 (a)	182,000	193,294
NOVA Chemicals Corporation
4.25%, 05/15/29 (a) (f)	220,000	204,554
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	217,000	102,137
		1,692,677
Utilities 3.1%
Alpha Generation LLC
6.75%, 10/15/32 (a)	39,000	39,583
Calpine Corporation
3.75%, 03/01/31 (a)	32,000	29,628
DPL Inc.
4.13%, 07/01/25	71,000	70,307
Duke Energy Corporation
6.45%, 09/01/54	125,000	130,037
PG&E Corporation
7.38%, 03/15/55	74,000	77,715
Sempra
6.40%, 10/01/54	130,000	130,488
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	123,000	128,624
8.88%, (100, 12/15/29) (c)	90,000	96,665
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	91,000	91,014
5.00%, 07/31/27 (a)	143,000	142,084
4.38%, 05/01/29 (a)	56,000	54,223
4.30%, 07/15/29 (a)	21,000	20,590
7.75%, 10/15/31 (a)	26,000	27,984
6.88%, 04/15/32 (a)	189,000	198,963
		1,237,905
Real Estate 0.8%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	116,000	123,315
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	197,000	203,658
		326,973
Total Corporate Bonds And Notes (cost $34,188,091)		35,058,029
SENIOR FLOATING RATE INSTRUMENTS 6.7%
Communication Services 2.1%
888 Acquisitions Limited
USD Term Loan B, 10.58%, (6 Month Term SOFR + 5.25%), 07/01/28 (h)	55,422	54,013
Allen Media, LLC
2021 Term Loan B, 10.25%, (3 Month Term SOFR + 5.50%), 02/10/27 (e) (h)	95,212	61,591
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.92%, (SOFR + 7.00%), 01/04/29 (h)	100,000	99,667
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.69%, (3 Month Term SOFR + 5.09%), 07/31/25 (h)	160,181	136,554
2024 Incremental Second Out Term Loan, 13.10%, (3 Month Term SOFR + 7.50%), 07/31/25 (h)	4,813	4,825
Connect Finco Sarl
2024 Extended Term Loan B, 9.75%, (1 Month Term SOFR + 4.50%), 09/11/29 (h)	101,545	95,021
Flutter Financing B.V.
Term Loan B, 7.33%, (3 Month Term SOFR + 2.25%), 11/18/30 (h)	46,647	46,631
Gray Television, Inc.
2024 Term Loan B, 10.45%, (SOFR + 5.25%), 05/22/29 (h)	179,010	171,585
Great Outdoors Group, LLC
2021 Term Loan B2, 9.12%, (SOFR + 3.75%), 02/26/28 (h)	104,873	104,764
ViaSat, Inc.
2023 Term Loan, 9.73%, (SOFR + 4.50%), 05/30/30 (h)	89,100	80,970
		855,621
Consumer Discretionary 1.1%
Clarios Global LP
2024 USD Term Loan B, 7.75%, (SOFR + 2.50%), 05/06/30 (h)	96,757	96,657
First Brands Group, LLC
2022 Incremental Term Loan, 10.51%, (3 Month Term SOFR + 5.00%), 03/30/27 (h)	118,368	116,948
J&J Ventures Gaming, LLC
2023 Incremental Term Loan B, 9.61%, (1 Month Term SOFR + 4.25%), 04/26/28 (h)	57,618	57,354
PetSmart, Inc.
2021 Term Loan B, 9.10%, (SOFR + 3.75%), 12/31/24 (h)	52,271	51,758
Tenneco, Inc.
2022 Term Loan B, 10.23%, (SOFR + 5.00%), 11/17/28 (h)	139,606	132,401
2022 Term Loan B, 10.43%, (SOFR + 5.00%), 11/17/28 (h)	394	374
		455,492
Industrials 1.1%
Advisor Group, Inc.
2024 Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 08/16/28 (h)	202,650	200,285
Pitney Bowes Inc.
2021 Term Loan B, 9.36%, (SOFR + 4.00%), 03/12/28 (h)	88,976	89,013
PUG LLC
2024 Extended Term Loan B, 10.00%, (3 Month Term SOFR + 4.75%), 03/12/30 (h)	49,989	49,843
Titan Acquisition Limited
2024 Term Loan B, 10.33%, (6 Month Term SOFR + 5.00%), 02/01/29 (h)	49,875	49,584
United Airlines, Inc.
2024 Term Loan B, 8.03%, (SOFR + 2.75%), 02/15/31 (h)	47,880	47,895
		436,620
Health Care 0.8%
Global Medical Response, Inc.
2024 PIK Term Loan, 10.44%, (3 Month Term SOFR + 5.50%), 10/02/28 (h)	193,927	192,532

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

	Shares/Par[1]	Value ($)
Radiology Partners Inc
2024 Extended Term Loan B, 10.38%, (3 Month Term SOFR + 3.50%), 01/31/29 (h)	132,702	129,633
		322,165
Information Technology 0.7%
Ahead DB Holdings, LLC
2024 Term Loan B3, 8.80%, (1 Month Term SOFR + 3.50%), 01/24/31 (h)	93,765	93,818
Fortress Intermediate 3, Inc
Term Loan B, 9.00%, (SOFR + 3.75%), 05/09/31 (h)	93,642	93,408
Rocket Software, Inc.
2023 USD Term Loan B, 10.00%, (1 Month Term SOFR + 4.75%), 11/28/28 (h)	95,518	95,538
		282,764
Materials 0.5%
LSF11 A5 Holdco LLC
2024 Term Loan B, 8.86%, (SOFR + 3.50%), 10/15/28 (h)	103,941	103,662
Staples, Inc.
2024 Term Loan B, 10.69%, (SOFR + 5.75%), 08/22/29 (h)	86,678	78,645
		182,307
Financials 0.4%
Aretec Group, Inc.
2024 Term Loan B, 9.25%, (SOFR + 4.00%), 08/09/30 (h)	99,749	97,602
Cotiviti Corporation
2024 Term Loan, 8.45%, (SOFR + 3.25%), 02/21/31 (h)	61,515	61,439
		159,041
Total Senior Floating Rate Instruments (cost $2,714,969)		2,694,010
COMMON STOCKS 0.3%
Energy 0.2%
MPLX LP	2,200	97,812
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (i)	8,143	13,029
iHeartMedia, Inc. - Class A (i)	3,283	6,074
		19,103
Total Common Stocks (cost $173,512)		116,915
SHORT TERM INVESTMENTS 8.6%
Investment Companies 5.0%
State Street U.S. Government Money Market Fund, 4.87% (j)	2,000,171	2,000,171
Securities Lending Collateral 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02% (j)	1,439,140	1,439,140
Total Short Term Investments (cost $3,439,311)		3,439,311
Total Investments 103.0% (cost $40,515,883)		41,308,265
Other Assets and Liabilities, Net (3.0)%		(1,191,274)
Total Net Assets 100.0%		40,116,991

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $29,417,556 and 73.3% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) All or a portion of the security was on loan as of September 30, 2024.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Non-income producing security.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	12/07/21	411,682	404,920	1.0
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	31,646	33,399	0.1
		443,328	438,319	1.1

Abbreviations and additional footnotes are defined on page 12

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

PIK - Payment-in-Kind
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
TBA – To Be Announced (Securities purchased on a delated delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US Government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US Government securities; US Government agencies’ debt securities; and US Government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

Security Valuation. Under the Trust's valuation policy, procedures and guidelines (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”), on behalf of each Fund, has designated to Jackson National Asset Management LLC (“JNAM” or the “the Administrator”) the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value (“NAV”) of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a Valuation Committee (the “Valuation Committee”) and adopted the Valuation Policies and Procedures pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ Valuation Committee will evaluate if trading activity on other US exchanges and markets for equity securities is considered reflective of normal market activity. To the extent a NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent a NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Administrator typically uses independent pricing services to value debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ Valuation Policies and Procedures require the Administrator to determine the “fair value” of the contracts. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

The Funds may invest in foreign securities and other assets that are priced in a currency other than US dollars. For foreign securities and other assets that are priced in a currency other than US dollars, a Fund will convert the security or asset from the local currency into US dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2024

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign equity portfolio securities used in such calculation, the Valuation Policies and Procedures authorize the Adviser, to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s NAV. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign equity portfolio securities based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures listed on derivatives exchanges or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2024, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	16,449,500	—	16,449,500
Government And Agency Obligations	—	15,016,790	—	15,016,790
Non-U.S. Government Agency Asset-Backed Securities	—	4,555,198	—	4,555,198
Senior Floating Rate Instruments	—	1,043,028	—	1,043,028
Short Term Investments	1,863,153	—	—	1,863,153
	1,863,153	37,064,516	—	38,927,669
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	15,316	—	—	15,316
	15,316	—	—	15,316
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(283)	—	—	(283)
	(283)	—	—	(283)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	35,058,029	—	35,058,029
Senior Floating Rate Instruments	—	2,694,010	—	2,694,010
Common Stocks	116,915	—	—	116,915
Short Term Investments	3,439,311	—	—	3,439,311
	3,556,226	37,752,039	—	41,308,265

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2024.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual report or semi-annual financial statements.